Asset Retirement Obligations (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Asset Retirement Obligations

The following table presents the activity for asset retirement obligations for the years ended March 31, 2012 and 2013:

	Millions of Yen
	2012	2013
Balance at beginning of year	¥3,424	¥3,489
Accretion expense	85	84
Liabilities settled	(478)	(380)
Additional liabilities incurred	458	40
Changes in estimates, including timing	(0)	(50)

Balance at end of year	¥3,489	¥3,183